S000059298 [Member] Investment Objectives and Goals - iShares Core Dividend ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE DIVIDEND ETF Ticker: DIVBStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. stocks with a history of dividend payments and/or share buybacks.